Segment Reporting	12 Months Ended
Dec. 31, 2023
Disclosure Of Operating Segments [Line Items]
Segment reporting
5.
Segment reporting

The Group operates as a single operating segment, “payment processing”. Operating segments are defined as components of an enterprise for which separate financial information is regularly evaluated by the chief operating decision maker (“CODM”) who is the Group’s Executive Officer (“Executive Team”) represented by executive officers and directors holders of ordinary shares of the immediate parent of the Company. The Group has determined that its Executive Team is the chief operating decision maker as they determine the allocation of resources and assess performance.

The Executive Team evaluates the Group’s financial information and resources, and assess the financial performance of these resources based on consolidated Revenues, Adjusted EBITDA and Adjusted EBITDA margin as further described below.

Adjusted EBITDA and Adjusted EBITDA Margin

The Executive Team assesses the financial performance of the Group’s sole segment by Revenues, Adjusted EBITDA and Adjusted EBITDA Margin. Adjusted EBITDA is defined as the consolidated profit from operations before financing and taxation for the applicable reporting period before depreciation of PP&E, amortization of right-of-use assets and intangible assets. It also excludes adjustments applied to subsidiaries operating in hyperinflationary environments, other operating gain/loss, impairment gain/loss on financial assets, secondary offering expenses, transaction costs, other non-recurring costs and share-based payment non-cash charges. The Group defines Adjusted EBITDA Margin as the Adjusted EBITDA divided by consolidated Revenues.

The Group reconciles its Adjusted EBITDA and Adjusted EBITDA Margin to profit for the year as presented in the Consolidated Statement of Comprehensive Income as follows:

	Note	December 31, 2023	December 31, 2022	December 31, 2021
Profit for the year (i)		149,086	108,697	77,853
Income tax expense	12	29,428	11,586	7,647
Inflation adjustment	11	12,537	1,037	334
Finance income	11	(128,228)	(18,078)	(2,540)
Finance costs	11	116,834	24,668	544
Other operating loss / (gain)		—	697	(2,896)
Impairment (gain) / loss on financial assets (ii)	16, 17	(3,136)	5,534	33
Depreciation and amortization	10	12,225	8,147	4,747
Secondary offering expenses (iii)		—	89	5,158
Transaction costs (iv)		—	—	687
Other non-recurring costs (v)	8	1,663	2,014	—
Share-based payment non-cash charges, net of forfeitures	13	11,922	8,684	7,590
Adjusted EBITDA		202,331	153,075	99,157

Revenues	6	650,351	418,925	244,120
Adjusted EBITDA		202,331	153,075	99,157
Adjusted EBITDA Margin		31.1%	36.5%	40.6%
Profit Margin		22.9%	25.9%	31.9%

(i)
Includes a net gain of USD 17,433 related to the effective portion of foreign currency hedge, which has been presented on a net basis against a foreign exchange loss of USD 17,656 (together with a net foreign exchange loss of USD 223 included in Cost of Services). For further information refer to Notes 6(c)i, Note 11 (ii) and Note 24 Derivative financial instruments.
(ii)
USD 3,454 corresponds to a recovery on deposits in FTX Trading Ltd. as compared to a provision of USD 5,576 in 2022 for expected loss of amounts on deposit in FTX Trading Ltd. (see note 17.ii).
(iii)
Corresponds to expenses incurred by dLocal in relation to a secondary offering of its shares occurred in 2021.
(iv)
Corresponds to costs related to the acquisition of PrimeiroPay in 2021.
(v)
Other non-recurring costs related to an internal review of the allegations made by a short-seller report and class action expense, which include fees from independent counsel, independent global expert services and a forensic accounting advisory firm were included.

The Group’s revenue, results and assets for this one reportable segment can be determined by reference to the consolidated statement of income and of comprehensive income and consolidated balance sheet. Disaggregated information is only reviewed at the revenue level with no corresponding detail at any margin or profitability levels.

As required by IFRS 8: Operating Segments, below are presented applicable entity-wide disclosures related to dLocal’s revenues.

Disaggregated Revenue by region

The Group derives its revenues from operations across 40 countries where its merchant customers operate.

The following table presents the Group’s revenue by region where the payments from/to the merchant customers in certain regions represented at least 10% of Total Revenues during the preceding four quarters:

	2023	YoY%	2022	YoY%	2021
LatAm	492,681	42.7%	345,360	54.5%	223,602
Brazil	158,997	89.2%	84,025	40.8%	59,698
Argentina	75,128	-3.2%	77,577	54.6%	50,165
Mexico	116,835	71.8%	68,000	103.7%	33,376
Chile	55,666	6.1%	52,464	43.7%	36,497
Other countries	86,055	36.0%	63,294	44.3%	43,866
Non-LatAm	157,670	114.3%	73,565	258.5%	20,518
Nigeria	83,969	148.4%	33,805	1762.5%	1,815
Other countries	73,701	85.4%	39,760	112.6%	18,703
Total	650,351	55.2%	418,925	71.6%	244,120

1.
During the years ended December 31, 2023, 2022 and 2021, the Group had no revenues from customers domiciled in the Cayman Islands.

Revenue with large customers

During the year ended December 31, 2023 and 2022 the Group served more than 600 merchants.

During the year ended December 31, 2023, the Group’s revenue from its top 10 merchants represented 60% of its total revenue (50% and 56% of revenue in the years ended December 31, 2022 and 2021, respectively). In 2023 one single merchant customer (none in 2022 and one in 2021) individually accounted for more than 10% of the Group’s total revenue.

Non current assets by country

The Company does not have any non-current assets located in the Cayman Islands.

Material non-current assets are the Intangible Assets described in Note 20 to these Consolidated Financial Statements and are located in Malta.